SHORT-TERM INVESTMENTS - Additional Information (Details) - CNY (¥) ¥ in Thousands	6 Months Ended		9 Months Ended
	Jun. 30, 2022	Jun. 30, 2021	Sep. 30, 2022	Sep. 30, 2021
Net investment income	¥ 17,075	¥ 8,629	¥ 31,112	¥ 15,791
Wealth management products
Net investment income	¥ 17,075	¥ 8,629	¥ 31,112	¥ 15,791